Derivative Financial Instruments and Related Hedging Programs, Hedging Discussion (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 mmlbs	Dec. 31, 2010 mmlbs	Dec. 31, 2009 mmlbs	Dec. 31, 2011 2012 mmlbs	Dec. 31, 2011 2013 mmlbs	Mar. 29, 2010 Convertible Debt
Hedges of Operational Risks
Total fabricated products shipments containing fixed price terms	157.0	97.0	162.7
Firm price customer sales contracts containing price risk on anticipated purchases of primary aluminum				103.1	0.4
Hedges Relating to the Notes
Aggregate principal amount of notes						$ 175.0